Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Equity [Abstract]
Equity

9. Equity

The company has two classifications of stock:

Preferred Stock includes 10,000,000 shares authorized at a par value of $0.001. Preferred Stock has been issued as Series A Preferred Stock. Preferred Stock has liquidation and dividend rights over Common Stock, which is not in excess of its par value. The preferred stock has no conversion rights or mandatory redemption features. There have been 1,000,000 shares of Preferred Stock issued to an entity controlled by Dr. Ruggero Santilli and other members of the Board of Directors. Each share of Preferred Stock is entitled to 100,000 votes.

Common Stock includes 900,000,000 shares authorized at a par value of $0.001. The holders of Common Stock and the equivalent Preferred Stock, voting together, shall appoint the members of the Board of the Directors. Each share of Common Stock is entitled to one vote.

Reverse Stock Split

On May 15, 2012 the Company's Board of Directors approved a 1:10 reverse split of common shares, effective June 26, 2012.  All share amounts have been retroactively adjusted to reflect the post-split shares

Common Stock Issuances

Founding contributors were issued 6,705,200 shares during 2007.   As management determined that the Company had negligible value, no value was attributed to the founders’ shares.

During year ended December 31, 2009, the company issued 3,000,000 common shares, valued at $727,000 to secure intellectual property rights and 10,000 common shares under a consulting agreement (see Related Party Transactions). The Consulting agreement was for a five year period, the unearned portion is ratably charged to operations with corresponding reduction to unearned stock compensation, reflected as a contra-equity.

The use of an initial small production refinery has been contributed by Dr. Ruggero Santilli, the Chairman of the Board and former Chief Executive Officer of the Company.  The computed rental values were based on the cost basis of the unit, which is approximately $210,500; the month to month rental agreement is $1,870 per month and has been charged to equipment rental expense in the operating expenses.  To reflect the contributed value, the corresponding entry has been charged to additional paid in capital, and is included in the statement of stockholders’ equity.  Total contributed value was $5,610 for the three and six months ended June 30, 2011 and $22,440 for the year ended December 31, 2011.  Due to production demand, on December 28, 2011, the Company and Dr. Santilli entered into an agreement to transfer the title of the unit to the Company in exchange for a demand note in the amount of $210,500 at an interest rate of 3%.  As of June 30, 2012 the amount has been paid in full.

During 2009, the Company issued investor incentive options attached to their stock subscription.  A total of 85,476 options were issued at various prices and expiring within three years.  During the quarter ended June 30, 2012, 4,762 options were exercised at the  option price of $2.10, for proceeds of $10,000, included in proceeds from sale of stock in financing activities of the statement of cash flows.

The Company issued 998,000 shares of preferred stock to the controlling members in January 2012, valued at $998.

On June 1, 2011 (the “Closing Date”), the Company executed agreements for two private offerings of its common stock (each an “Offering”).  In connection with the Offerings, the Company entered into two securities purchase agreements (each a “Securities Purchase Agreement”) with DDI Industry International (Beijing) Co., Ltd (the “Investor”).  Pursuant to the first Securities Purchase Agreement, the Company issued an aggregate of 384,625 shares of its common stock (the “Shares”) to the Investor for a purchase price of $500,000, at $1.30 per share.  Pursuant to the second Securities Purchase Agreement, the Company issued an aggregate of 333,333 Shares to the Investor for a purchase price of $561,248, at $1.68 per share.  The Company has received the proceeds from both offerings. The second offering, in the amount of $561,248 was received in August 2011.

Prior to this Offering, the Company and the Investor did have a material relationship.  In June 2010, the Company entered into an agreement with the Investor to form a Chinese joint venture (“MagneGas China”).  Pursuant to the agreement, the Investor acquired exclusive MagneGas™ Technology and manufacturing rights for the Greater China Market.  The Investor also acquired 1,481,482 shares of the Company’s common stock at a purchase price of $2 million and purchased a 300Kw Plasma Arc Refinery at a purchase price of $1.855 million.  The Company owns 20% of the equity in MagneGas China and the Company’s Chief Executive Officer, Dr. Ruggero Santilli, is a member of the board of directors.  Allen Feng, the President and Chief Executive Officer of the Investor, is also a member of the Board of Directors of the Company.

In November 2011, the Company entered into a definitive agreement with investors to sell in a private placement 2,034,950 shares of its common stock at a purchase price of $1.60 per unit, including warrants to purchase 2,079,563 shares of its common stock at an exercise price of $3.00, resulting in gross proceeds to the Company of $3.2 million, before deducting placement agent fees and other offering expenses. The warrants are exercisable at a price of $3.00 per share and expire five years from the initial closing date.  During the quarter ended June 30, 2012, 84,125 options were exercised at the  option price of $3.00, for proceeds of $252,375, included in proceeds from sale of stock in financing activities of the statement of cash flows.

In the quarter ended March 31, 2012 the Company entered into a definitive agreement with investors to sell in a private placement an aggregate 1,941,250 shares of its common stock and warrants to purchase 970,625 shares of its common stock at a purchase price of $2.00 per unit, resulting in gross proceeds to the Company of $3,882,500, before deducting placement agent fees and other offering expenses.  The warrants are exercisable at an exercise price of $4.00 per share and expire five years from the initial closing date. Pursuant to the terms of the definitive agreement, the Company conducted two closings with parties to the definitive agreement.  The initial closing occurred on March 29, 2012, for gross proceeds of $3,117,500 in exchange for 1,558,750 shares of common stock and warrants to purchase an additional 779,375 shares of common stock.  The second closing was completed on April 3, 2012 for gross proceeds of $765,000 in exchange for 382,500 shares of common stock and warrants for an additional 191,250 shares of common stock.  No warrants have been exercised during the three and six month period ending June 30, 2012.

Options and Warrants

In the period ending March 31, 2011, the Company issued 50,000 warrants to a consultant with an exercise term of 5 years and a strike price of $1.50.  The Company calculated the value of these shares at $68,500, based on using Black Sholes model.  Assumptions used in the calculation were volatility of 151.7%, estimated life of 2.5 years, 0% forfeiture and risk free interest rate of 1.8%.  On June 28, 2012 these warrants were exercised on a cashless basis, resulting in the issuance of 37,500 common shares.

During 2011, the Company also issued options attached to the purchase of shares at a 1:1 ratio, resulting in the issuance of 2,079,563 options.  Value for these attached options was included in the original capitalized transactions.  These options are exercisable within 3 years at a price of $3.00 per share. During the quarter ended June 30, 2012, 84,125 options were exercised for proceeds of $252,375.

During the six month period ended June 30, 2012, in association with the private placement stated above, there were 1,067,687 warrants issued with the $3,882,500 raise.  These warrants are for a five year period with an exercise price of $4.00 per share.

In the period ending March 31, 2012, the Company issued 60,000 options to a consultant with an exercise term of 5 years, vesting over a one year period, and a strike price of $1.50.  The Company calculated the value of these shares at $19,300, based on using Black Sholes model.  Assumptions used in the calculation were volatility of 31.6%, estimated life of 1.5 years, 0% forfeiture and risk free interest rate of 1.8%.  On June 28, 2012 these warrants were exercised on a cashless basis, resulting in the issuance of 37,500 common shares.

During the second quarter of 2012, the Company issued 2,910,000 options to employees, in connection with employment agreements, at an exercise price of $1.50, vesting over a 3 year period.  The Company calculated the value of these shares at $3,921,900, based on using Black Sholes model.  Assumptions used in the calculation were: volatility of 31.6%; estimated life of 2.5 years; 0% forfeiture; and risk free interest rate of .39%.  The Company recognized stock-based compensation, on a straight-line basis over the ratable vesting period, in the amount of $325,900 for the three and six month period ending June 30, 2012.

The following is a summary of outstanding options and warrants:

			Weighted Average
	Options	Options	Intrinsic	Exercise	Remaining
	Outstanding	Vested	Value	Price	Term
Options, December 31, 2010	119,476	119,476	$4.11	$1.49	.1 years
Granted	2,129,563	2,129,563	$2.64	$2.96	1.4 years
Exercised	-	-
Forfeited	(34,000)	(34,000)
Options, December 31, 2011	2,215,039	2,215,039
Granted	3,977,687	1,320,187	$3.43	$2.17	4.8 years
Exercised	(88,887)	(85,887)
Forfeited	(130,714)	(130,714)
Options, June 30, 2012	5,973,125	3,315,625

8.          Equity

The company has two classifications of stock:

Preferred Stock includes 1,000,000 shares authorized at a par value of $0.001. Preferred Stock has been issued as Series A Preferred Stock. Preferred Stock has liquidation and dividend rights over Common Stock, which is not in excess of its par value. The preferred stock has no conversion rights or mandatory redemption features. There have been 200 shares of Preferred Stock issued to an entity controlled by Dr. Ruggero Santilli and other members of the Board of Director. Each share of Preferred Stock is entitled to 10,000 votes.

Common Stock includes 900,000,000 shares authorized at a par value of $0.001. The number of authorized shares reflects an amendment to the Articles of Incorporation, increasing the authorized shares from 100,000,000 to 900,000,000. The holders of Common Stock and the equivalent Preferred Stock, voting together, shall appoint the members of the Board of the Directors. Each share of Common Stock is entitled to one vote.

Founding contributors were issued 6,705,200 shares during 2007.   As management determined that the Company had negligible value, no value was attributed to the founders’ shares.

During year ended December 31, 2009, the company issued 3,000,000 common shares, valued at $727,000 to secure intellectual property rights and 10,000 common shares under a consulting agreement (see Related Party Transactions).

The Company issues restricted common shares to employees and consultants at various times.  The restricted common shares are valued at the fair market value at the date of grant (closing market price).  The Company has issued 341,500 shares valued at $669,490 and 242,600 shares valued at $240,143 during the years ended December 31, 2011 and 2010, respectively.

In the course of business, the Company has sold shares of common stock for the purposes of raising operating funds.   The Company has issued 2,752,908 shares for $4,256,000 and 1,481,481 shares for $2,000,000 during the years ended December 31, 2011 and 2010, respectively.

During the year ended December 31, 2011, the Company issued 50,000 warrants to a consultant with an exercise term of 5 years and a strike price of $1.50.  Additionally the Company issued 15,000 warrants, exercisable within 3 years at $3.00, for services related to the private placement efforts.  The Company calculated the value of these warrants at $98,500, based on using Black Scholes model.  The weighted average of assumptions used in the calculation were volatility of 151.7%, estimated life of 2.5 years, 0% forfeiture and risk free interest rate of 1.8%.

During 2011, the Company also issued options attached to the purchase of shares at a 1:1 ratio, resulting in the issuance of 2,034,950 options.  Values for these attached options were included in the original capitalized transactions, as the values were not bifurcated from the investment proceeds.  These options are exercisable within 3 years at a price of $3.00 per share. There were no options or warrants issued to investors during the year ended December 31, 2010.

The following table sets forth the summary of outstanding options:

			Weighted Average
	Options	Options	Intrinsic	Exercise	Remaining
	Outstanding	Vested	Value	Price	Term
Options, December 31, 2009	119,476	119,476	$0	$1.20	.1 years
Granted	-	-
Exercised	-	-
Forfeited	-	-
Options, December 31, 2010	119,476	119,476
Granted	2,099,950	2,099,950	$0	$3.00	3.2 years
Exercised	-	-
Forfeited	(34,000)	(34,000)
Options, December 31, 2011	2,185,426	2,185,426

The use of an initial small production refinery has been contributed by Dr. Ruggero Santilli, Chief Executive Officer, Chief Scientist, and Chairman of the Board.  The computed rental values were based on the cost basis of the unit, which is approximately $210,000; the month to month rental agreement is $1,870 per month and has been charged to equipment rental expense in the operating expenses.  To reflect the contributed value, the corresponding entry has been charged to additional paid in capital, and is included in the statement of stockholders’ equity.  Total contributed value was $22,440 for each of the years ended December 31, 2011 and 2010.  Due to production demand, on December 28, 2011, the Company and Dr. Santilli entered into an agreement to transfer the title of the unit to the Company in exchange for a demand note in the amount of $210,500 at an interest rate of 3%.